Restructuring Charges	12 Months Ended
Dec. 31, 2012
Restructuring Charges
Restructuring Charges

Note 8. Restructuring Charges

        The Company incurred restructuring charges of $18.2 million ($11.1 million, net of tax), $8.2 million ($5.0 million, net of tax) and $11.4 million ($7.0 million, net of tax) for the years ended December 31, 2012, 2011 and 2010, respectively. Restructuring charges were comprised of the following:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Terminix branch optimization(1)	$3,652	$3,560	$2,352
TruGreen reorganization and restructuring(2)	3,241	1,115	6,922
American Home Shield reorganization(3)	647	—	—
ServiceMaster Clean reorganization(3)	1,370	—	—
Centers of excellence initiative(4)	9,267	3,416	—
Other(5)	—	71	2,174

Total restructuring charges	$18,177	$8,162	$11,448

(1)
For the years ended December 31, 2012 and 2011, these charges included severance costs of $0.4 million and $0.1 million, respectively. For the years ended December 31, 2012, 2011 and 2010, these charges included lease termination costs of $3.3 million, $3.5 million and $2.4 million, respectively.

(2)
For the years ended December 31, 2012, 2011 and 2010, these charges included severance costs of $2.7 million, $0.8 million and $1.8 million, respectively, and lease termination costs of $0.5 million, $0.3 million and $0.2 million, respectively. For the year ended December 31, 2010, these charges also included consulting fees and other costs of $4.7 million and $0.2 million, respectively.

(3)
For the year ended December 31, 2012, these charges included severance costs.

(4)
Represents restructuring charges related to an initiative to enhance capabilities and reduce costs in the Company's headquarters functions that provide company-wide administrative services for our operations that we refer to as "centers of excellence." For the years ended December 31, 2012 and 2011, these charges included severance and other costs of $4.6 million and $1.9 million, respectively. For the years ended December 31, 2012 and 2011, these charges included consulting fees of $4.7 million and $1.5 million, respectively.

(5)
For the year ended December 31, 2011, these charges included reserve adjustments associated with previous restructuring initiatives. For the year ended December 31, 2010, these charges included reserve adjustments, severance and retention associated with previous restructuring initiatives of $1.0 million and severance, retention, legal fees and other costs associated with the Merger of $1.2 million.

        The pretax charges discussed above are reported in the "Restructuring charges" line in the Consolidated Statements of Operations.

        A reconciliation of the beginning and ending balances of accrued restructuring charges, which are included in Accrued Liabilities—Other on the Consolidated Statements of Financial Position, is presented as follows:

(In thousands)	Accrued Restructuring Charges
Balance as of December 31, 2010	$3,542
Costs incurred	8,162
Costs paid or otherwise settled	(7,814)

Balance as of December 31, 2011	3,890
Costs incurred	18,177
Costs paid or otherwise settled	(17,525)

Balance as of December 31, 2012	$4,542